Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of classes of loans
	2014	2013

Mortgage loans on real estate
Residential 1-4 family	$44,561,089	$44,286,657
Commercial	40,474,855	38,920,692
Agricultural	40,119,130	35,005,662
Home equity	11,283,264	11,729,112
Total mortgage loans on real estate	136,438,338	129,942,123

Commercial loans	26,813,880	29,946,928
Agricultural	11,844,973	10,559,593
Consumer	12,587,101	13,605,897
	187,684,292	184,054,541

Less
Net deferred loan fees	9,416	8,605
Allowance for loan losses	2,956,264	3,406,434

Net loans	$184,718,612	$180,639,502

Schedule of allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method
	December 31, 2014
	1-4 Family	Commercial Real Estate	Agricultural Real Estate	Commercial	Agricultural	Home Equity	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning of year	$856,144	$745,760	$175,028	$1,034,189	$52,798	$201,993	$184,848	$155,674	$3,406,434
Provision charged to expense	241,875	392,009	20,518	(327,057)	5,136	5,887	3,950	(102,318)	240,000
Losses charged off	(100,319)	(287,474)	—	(285,411)	—	(5,403)	(25,781)	—	(704,388)
Recoveries	1,560	5,168	—	88	—	3,100	4,302	—	14,218
Balance, end of year	$999,260	$855,463	$195,546	$421,809	$57,934	$205,577	$167,319	$53,356	$2,956,264
Ending balance: individually evaluated for impairment	$183,196	$348,240	$—	$154,089	$—	$9,982	$—	$—	$695,507
Ending balance: collectively evaluated for impairment	$816,064	$507,223	$195,546	$267,720	$57,934	$195,595	$167,319	$53,356	$2,260,757

Loans:
Ending balance	$44,561,089	$40,474,855	$40,119,130	$26,813,880	$11,844,973	$11,283,264	$12,587,101	$—	$187,684,292
Ending balance: individually evaluated for impairment	$713,962	$1,690,251	$1,009,889	$240,805	$258,140	$37,531	$8,469	$—	$3,959,047
Ending balance: collectively evaluated for impairment	$43,847,127	$38,784,604	$39,109,241	$26,573,075	$11,586,833	$11,245,733	$12,578,632	$—	$183,725,245

	December 31, 2013
	1-4 Family	Commercial Real Estate	Agricultural Real Estate	Commercial	Agricultural	Home Equity	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning of year	$741,029	$828,873	$149,568	$934,251	$43,930	$328,996	$151,474	$161,343	$3,339,464
Provision charged to expense	261,492	(218,949)	25,460	92,597	8,868	(78,628)	84,829	(5,669)	170,000
Losses charged off	(162,448)	—	—	—	—	(63,410)	(66,467)	—	(292,325)
Recoveries	16,071	135,836	—	7,341	—	15,035	15,012	—	189,295
Balance, end of year	$856,144	$745,760	$175,028	$1,034,189	$52,798	$201,993	$184,848	$155,674	$3,406,434
Ending balance: individually evaluated for impairment	$—	$248,857	$—	$622,730	$—	$—	$10,836	$—	$882,423
Ending balance: collectively evaluated for impairment	$856,144	$496,903	$175,028	$411,459	$52,798	$201,993	$174,012	$155,674	$2,524,011

Loans:
Ending balance	$44,286,657	$38,920,692	$35,005,662	$29,946,928	$10,559,593	$11,729,112	$13,605,897	$—	$184,054,541
Ending balance: individually evaluated for impairment	$563,524	$1,531,078	$—	$662,730	$—	$71,548	$101,089	$—	$2,929,969
Ending balance: collectively evaluated for impairment	$43,723,133	$37,389,614	$35,005,662	$29,284,198	$10,559,593	$11,657,564	$13,504,808	$—	$181,124,572

Schedule of credit risk profile of the Company's loan portfolio based on rating category and payment activity
	1-4 Family		Commercial Real Estate		Agricultural Real Estate		Commercial
	2014	2013	2014	2013	2014	2013	2014	2013

Pass	$41,530,699	$41,061,498	$38,122,972	$36,489,660	$39,109,241	$35,005,662	$26,563,823	$29,231,227
Special Mention	655,049	775,545	53,750	57,488	887,048	—	—	—
Substandard	2,375,341	2,449,614	2,298,133	2,373,544	122,841	—	250,057	715,701

Total	$44,561,089	$44,286,657	$40,474,855	$38,920,692	$40,119,130	$35,005,662	$26,813,880	$29,946,928

	Agricultural Business		Home Equity		Consumer
	2014	2013	2014	2013	2014	2013

Pass	$11,586,833	$10,559,593	$10,833,853	$11,215,416	$12,386,412	$13,302,507
Special Mention	258,140	—	162,103	155,515	80,544	68,480
Substandard	—	—	287,308	358,181	120,145	234,910

Total	$11,844,973	$10,559,593	$11,283,264	$11,729,112	$12,587,101	$13,605,897

Schedule of loan portfolio aging analysis
	December 31, 2014
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing

1-4 Family	$420,086	$286,622	$613,534	$1,320,242	$43,240,847	$44,561,089	$—
Commercial real estate	—	794,110	39,023	833,133	39,641,722	40,474,855	—
Agricultural real estate	—	—	122,841	122,841	39,996,289	40,119,130	—
Commercial	—	—	—	—	26,813,880	26,813,880	—
Agricultural business	—	—	—	—	11,844,973	11,844,973	—
Home equity	96,971	11,561	58,360	166,892	11,116,372	11,283,264	—
Consumer	90,558	5,531	16,560	112,649	12,474,452	12,587,101	—

Total	$607,615	$1,097,824	$850,318	$2,555,757	$185,128,535	$187,684,292	$—

	December 31, 2013
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing

1-4 Family	$350,539	$95,782	$806,877	$1,253,198	$43,033,459	$44,286,657	$—
Commercial real estate	—	68,216	78,281	146,497	38,774,195	38,920,692	—
Agricultural real estate	—	—	—	—	35,005,662	35,005,662	—
Commercial	—	—	—	—	29,946,928	29,946,928	—
Agricultural business	—	—	—	—	10,559,593	10,559,593	—
Home equity	156,331	47,585	55,288	259,204	11,469,908	11,729,112	—
Consumer	108,452	26,212	9,900	144,564	13,461,333	13,605,897	—

Total	$615,322	$237,795	$950,346	$1,803,463	$182,251,078	$184,054,541	$—

Schedule of impaired loans
	December 31, 2014
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized	Interest Income Recognized Cash Basis

Loans without a specific valuation allowance
1-4 Family	$129,272	$129,272	$—	$220,541	$12,818	$13,076
Commercial real estate	564,610	564,610	—	757,616	19,826	18,816
Agricultural real estate	1,009,889	1,009,889	—	1,037,661	58,253	49,159
Agricultural business	258,140	258,140	—	358,529	13,723	1,046
Home equity	27,549	27,549	—	29,505	2,881	2,939
Consumer	8,469	8,469	—	12,285	951	964
Loans with a specific valuation allowance
1-4 Family	584,690	584,690	183,196	604,031	28,722	26,783
Commercial real estate	1,125,641	1,125,641	348,240	1,134,401	66,864	60,012
Commercial	240,805	240,805	154,089	319,812	14,425	16,554
Home equity	9,982	9,982	9,982	9,993	247	187
Total:
1-4 family	713,962	713,962	183,196	824,572	41,540	39,859
Commercial real estate	1,690,251	1,690,251	348,240	1,892,017	86,690	78,828
Agricultural real estate	1,009,889	1,009,889	—	1,037,661	58,253	49,159
Commercial	240,805	240,805	154,089	319,812	14,425	16,554
Agricultural business	258,140	258,140	—	358,529	13,723	1,046
Home equity	37,531	37,531	9,982	39,498	3,128	3,126
Consumer	8,469	8,469	—	12,285	951	964

Total	$3,959,047	$3,959,047	$695,507	$4,484,374	$218,710	$189,536

	December 31, 2013
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized	Interest Income Recognized Cash Basis

Loans without a specific valuation allowance
1-4 Family	$563,524	$563,524	$—	$652,373	$27,250	$25,347
Commercial real estate	63,293	63,293	—	96,019	5,282	5,327
Home equity	71,548	71,548	—	66,388	3,017	2,980
Consumer	4,528	4,528	—	6,419	453	442
Loans with a specific valuation allowance
Commercial real estate	1,467,785	1,467,785	248,857	1,488,243	79,719	74,028
Commercial	662,730	662,730	622,730	726,269	34,465	33,921
Consumer	96,561	96,561	10,836	99,401	1,586	1,576
Total:
1-4 family	563,524	563,524	—	652,373	27,250	25,347
Commercial real estate	1,531,078	1,531,078	248,857	1,584,262	85,001	79,355
Commercial	662,730	662,730	622,730	726,269	34,465	33,921
Home equity	71,548	71,548	—	66,388	3,017	2,980
Consumer	101,089	101,089	10,836	105,820	2,039	2,018

Total	$2,929,969	$2,929,969	$882,423	$3,135,112	$151,772	$143,621

Schedule of nonaccrual loans
	2014	2013

1-4 family	$994,855	$1,339,487
Commercial real estate	932,578	208,297
Agricultural real estate	122,841	—
Commercial	22,438	37,939
Agricultural business	—	—
Home equity	120,698	133,823
Consumer	70,643	62,617

Total	$2,264,053	$1,782,163

Schedule of recorded balance, at original cost, of troubled debt restructurings
	2014	2013

1-4 family	$747,470	$661,880
Commercial real estate	1,265,079	1,137,667
Agricultural real estate	—	—
Commercial	212,579	675,483
Agricultural business	—	—
Home equity	15,379	79,087
Consumer	42,786	43,559

Total	$2,283,293	$2,597,676

Schedule of recorded balance, at original cost, of troubled debt restructurings, which were performing according to the terms of the restructuring
	2014	2013

1-4 family	$567,931	$591,000
Commercial real estate	470,969	1,074,194
Agricultural real estate	—	—
Commercial	212,579	675,483
Agricultural business	—	—
Home equity	12,074	13,015
Consumer	42,786	42,059

Total	$1,306,339	$2,395,751

Schedule of loans modified as troubled debt restructurings
	Year Ended December 31, 2014		Year Ended December 31, 2013
	Number of Modifications	Recorded Investment	Number of Modifications	Recorded Investment

1-4 family	3	$201,879	8	$522,819
Commercial real estate	1	386,355	3	175,649
Agricultural real estate	—	—	—	—
Commercial	—	—	1	40,644
Agricultural business	—	—	—	—
Home equity	—	—	—	—
Consumer	1	15,953	1	27,593

Total	5	$604,187	13	$766,705